Description of Business - Additional Information (Detail) musical_composition in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2020 Country musical_composition songwriter	Sep. 30, 2019 Country musical_composition songwriter
Accounting Policies [Abstract]
Number of countries in which operations are conducted | Country	70	60
Minimum number of musical compositions on which Company owns or controls rights | musical_composition	1.4	1.4
Number of songwriters and composers | songwriter	80,000	80,000